Finance lease receivables	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessor [abstract]
Finance lease receivables	34Finance lease receivables
HSBC leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.
The table below excludes finance lease receivables reclassified on the balance sheet to ‘Assets held for sale’ in accordance with IFRS 5. Net investment in finance leases of $2m was reclassified to ‘Assets held for sale’ in 2025 as a result of the planned sale of HSBC Bank (Uruguay) S.A.
There was no net investment in finance leases classified as held-for-sale at 31 December 2024.

	2025			2024
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,507	(293)	2,214	2,331	(295)	2,036
One to two years	1,830	(224)	1,606	1,787	(226)	1,561
Two to three years	1,335	(167)	1,168	1,290	(171)	1,119
Three to four years	884	(127)	757	839	(134)	705
Four to five years	629	(102)	527	766	(147)	619
Later than one year and no later than five years	4,678	(620)	4,058	4,682	(678)	4,004
Later than five years	3,553	(578)	2,975	3,518	(639)	2,879
At 31 Dec	10,738	(1,491)	9,247	10,531	(1,612)	8,919